REVENUE - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 15,420	$ 4,111
Hardware
Disaggregation of Revenue [Line Items]
Revenue	10,539	718
Hardware | Partnership Arrangements
Disaggregation of Revenue [Line Items]
Revenue	10,539	718
Service
Disaggregation of Revenue [Line Items]
Revenue	4,881	3,393
Service | Partnership Arrangements
Disaggregation of Revenue [Line Items]
Revenue	36	0
Service | Host Customer Arrangements
Disaggregation of Revenue [Line Items]
Revenue	$ 4,845	$ 3,393